BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Settlement liability	$ 50,000	$ 0
Accrued purchase of intangible asset	11,344	0
Goods received not yet invoiced	8,253	0
Accrued legal expenses	5,664	8,845
Derivative liability	4,189	0
Accrued payroll and payroll related expenses	2,521	1,105
Accrued purchases of property, plant and equipment	2,817	2,533
Accrued outsourced engineering services	1,134	2,514
Other accrued expenses	7,565	2,742
Total accrued expenses and other current liabilities	$ 93,487	$ 17,739